Right of use assets (Tables)	12 Months Ended
Jun. 30, 2023
Right-of-use assets
Schedule of right of use assets

The analysis of the net book value of right-of-use assets by class of underlying asset is as follows:

		Warehouse	Land use
	Property	equipment	right
	(Note (i))	(Note (ii))	(Note (iii))	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Cost:
At July 1, 2021	1,077,417	11,702	—	1,089,119
Acquisition of a subsidiary (Note 28(b))	—	—	1,781,595	1,781,595
Additions	337,717	414	815	338,946
Derecognition	(408,249)	(1,470)	—	(409,719)
Exchange adjustments	6,239	2	—	6,241

At June 30, 2022	1,013,124	10,648	1,782,410	2,806,182
Acquisition of a subsidiary (Note 28(a))	10,467	—	—	10,467
Additions	718,845	143	—	718,988
Derecognition	(620,305)	—	—	(620,305)
Exchange adjustments	35,218	—	—	35,218

At June 30, 2023	1,157,349	10,791	1,782,410	2,950,550

Accumulated depreciation:
At July 1, 2021	(359,888)	(1,548)	—	(361,436)
Charge for the year	(275,310)	(3,765)	(30,531)	(309,606)
Derecognition	243,575	1,470	—	245,045
Exchange adjustments	(2,917)	(1)	—	(2,918)

At June 30, 2022	(394,540)	(3,844)	(30,531)	(428,915)

Charge for the year	(285,393)	(3,592)	(45,208)	(334,193)
Derecognition	384,771	—	—	384,771
Exchange adjustments	(11,660)	—	—	(11,660)

At June 30, 2023	(306,822)	(7,436)	(75,739)	(389,997)

Impairment:
At July 1, 2021	(37,796)	—	—	(37,796)
Derecognition	4,249	—	—	4,249
Exchange adjustments	(1,131)	—	—	(1,131)

At June 30, 2022	(34,678)	—	—	(34,678)

Reversal	3,800	—	—	3,800
Derecognition	24,439	—	—	24,439
Exchange adjustments	(1,514)	—	—	(1,514)
At June 30, 2023	(7,953)	—	—	(7,953)

Net book value:
At June 30, 2022	583,906	6,804	1,751,879	2,342,589

At June 30, 2023	842,574	3,355	1,706,671	2,552,600

The analysis of expense items in relation to leases recognized in profit or loss is as follows:

	For the year ended June 30,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Depreciation charge of right-of-use assets by class of underlying asset:
Property	205,344	275,310	285,393
Warehouse equipment	8,146	3,765	3,592
Land use right	—	30,531	45,208
	213,490	309,606	334,193

Interest on lease liabilities (Note 9)	26,817	32,991	34,396
Expense relating to short-term leases and other leases with remaining lease term ending on or before June 30	28,656	28,384	15,322
Variable lease payments not included in the measurement of lease liabilities	2,846	4,648	18,614
COVID-19 rent concessions	(42,698)	(35,548)	—